Pledged assets - Summary of assets pledged as collateral (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 365,074	₩ 432,228
Pledged Assets Right to Sell or Pledge
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 16,345,580	₩ 9,754,980